Contingencies (Lights Cases) (Narrative) (Details)	Dec. 31, 2013 litigation_case	Dec. 31, 2012 litigation_case	Dec. 31, 2011 litigation_case
Israel [Member] | Lights Class Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1	2	2
Chile And Italy [Member] | Individual Lights Cases [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2
Italy [Member] | Individual Lights Cases [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1	7	9
Chile [Member] | Individual Lights Cases [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1